The Advisors’ Inner Circle Fund II	PMV Adaptive Risk Parity ETF
January 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS EXCHANGE TRADED FUNDS — 86.4%
	Shares	Fair Value
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	108,430	$1,621,028
iShares Short Treasury Bond ETF	56,085	6,185,054
Vanguard FTSE Developed Markets ETF	107,952	4,939,884
Vanguard FTSE Emerging Markets ETF	38,509	1,626,235
WisdomTree Bloomberg U.S. Dollar Bullish Fund	234,819	6,030,152

		20,402,353

Total Exchange Traded Funds (Cost $19,989,411)		20,402,353
CLOSED-END FUND — 13.5%

Commodities — 13.5%
Sprott Physical Gold Trust*	213,040	3,182,817

Total Closed-End Fund (Cost $3,004,860)		3,182,817

Total Investments - 99.9% (Cost $22,994,271)		$23,585,170

Percentages are based on Net Assets of $23,610,647.

*	Non-income producing security.

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

PMV-QH-001-0100